U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

1.   Name and address of issuer:

          Paragon Portfolio
          4900 Sears Tower
          Chicago, IL 60606

2. Name of each series or class of funds for which this notice is filed:

          Paragon Treasury Money Market Fund
          Paragon Short-Term Government Fund
          Paragon Intermediate-Term Bond Fund
          Paragon Louisiana Tax-Free Fund
          Paragon Value Growth Fund
          Paragon Value Equity Income Fund
          Paragon Gulf South Growth Fund
          Paragon Power Intermediate-Term Bond Portfolio
          Paragon Power Value Growth Portfolio
          Paragon Power Value Equity Income Portfolio
          Paragon Power Gulf South Growth Portfolio

3.   Investment Company Act File Number:     811-05879

     Securities Act File No.:                33-31334

4.   Last day of fiscal year for which this notice is filed:

               November 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [   ]

6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable (see Instruction A.6):

               Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
               Not Applicable

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          Not Applicable

9. Number and aggregate sale price of securities sold during the fiscal year other than from insurance company separate accounts:

Fund                                    Dollars        Shares
----                                    -------        ------

Paragon Treasury Money Market Fund      $301,048,859  301,048,859
Paragon Short-Term Government Fund         2,385,850      233,287
Paragon Intermediate-Term Bond Fund        9,004,791      863,855
Paragon Louisiana Tax-Free Fund            6,843,435      633,208
Paragon Value Growth Fund                 43,248,966    2,781,829
Paragon Value Equity Income Fund           7,454,443      507,920
Paragon Gulf South Growth Fund            22,019,904    1,364,398
Paragon Power Intermediate-Term Bond
     Portfolio                                     0            0
Paragon Power Value Growth Portfolio               0            0
Paragon Power Value Equity Income
     Portfolio                                     0            0
Paragon Power Gulf South Growth
     Portfolio                                     0            0

     Total                               392,006,248  307,433,356

10. Number and aggregate sale price of securities sold during the fiscal year, other than from insurance company separate accounts, in reliance upon registration pursuant to rule
     24f-2:

Fund                                    Dollars        Shares
----                                    -------        ------

Paragon Treasury Money Market Fund      $301,048,859  301,048,859
Paragon Short-Term Government Fund         2,385,850      233,287
Paragon Intermediate-Term Bond Fund        9,004,791      863,855
Paragon Louisiana Tax-Free Fund            6,843,435      633,208
Paragon Value Growth Fund                 43,248,966    2,781,829
Paragon Value Equity Income Fund           7,454,443      507,920
Paragon Gulf South Growth Fund            22,019,904    1,364,398
Paragon Power Intermediate-Term Bond
     Portfolio                                     0            0
Paragon Power Value Growth Portfolio               0            0
Paragon Power Value Equity Income
     Portfolio                                     0            0
Paragon Power Gulf South Growth
     Portfolio                                     0            0

     Total                               392,006,248  307,433,356

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, other than from insurance company separate accounts, if applicable (see Instruction B.7):

Fund                                    Dollars        Shares
----                                    -------        ------

Dollars and shared reinvested are included in securities sold above.

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):  $392,006,248
                                                  ---------------
     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):         -0-
                                                  ---------------
    (iii) Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable):                         $(392,006,248)
                                                  ---------------

     (iv) Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):                  -0-
                                                  ---------------

     (v)  Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 (line (i), plus
          line (ii), less line (iii), plus line
          (iv) (if applicable):                        -0-
                                                  ---------------
     (vi) Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                          x 1/3300
                                                  ---------------
    (vii) Fee due (line (i) or line (v)
          multiplied by line (vi)):                    -0-
                                                  ---------------
Instruction:   Issuers should complete lines (ii), (iii), (iv),
               and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
               See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CPR
     202.3a).

                                                            [  ]

     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:




                                SIGNATURES

     This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*

                                   Scott M. Gilman
                                   -----------------------------
                                   Scott M. Gilman, Treasurer
                                   -----------------------------

     Dated: January 27, 1997
            ----------------


     *Please print the name and title of the signing officer below the signature.


------------

**                                   Price of       Number of
                                     Shares         Shares
                                     Redeemed or    Redeemed or
                                     Repurchased    Repurchased
                                     Other than     Other than
                                     from           from
                                     Insurance      Insurance
                                     Company        Company
                                     Separate       Separate
                                     Accounts       Accounts
                                     -----------    -----------

Fund
----

Paragon Treasury Money Market Fund ($632,780,556) (632,780,556) Paragon Short-Term Government Fund ( 130,950,862) ( 12,922,543) Paragon Intermediate-Term Bond Fund ( 317,687,624) ( 31,073,995) Paragon Louisiana Tax-Free Fund ( 213,185,530) ( 19,977,722)
Paragon Value Growth Fund           ( 241,417,593) ( 15,767,558)
Paragon Value Equity Income Fund    ( 146,219,419) (  9,626,681)

Paragon Gulf South Growth Fund      ( 106,737,962) (  6,751,737)
Paragon Power Intermediate-Term
     Bond Portfolio                             0             0
Paragon Power Value Growth
     Portfolio                                  0             0
Paragon Power Value Equity Income
     Portfolio                                  0             0
Paragon Power Gulf South Growth
     Portfolio                                  0             0

     Total                         (1,788,979,546) (728,900,792)